PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	18,600	19,618	2,763
Less: accumulated depreciation	(9,395)	(13,449)	(1,894)
Property and equipment, net	9,205	6,169	869